UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________

Date of Report (Date of earliest event reported):  __________

Commission File Number of securitizer:  __________

Central Index Key Number of securitizer:  __________

____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001642471

ELFI Graduate Loan Program 2018-A LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  0001736140

Central Index Key Number of underwriter (if applicable):  _________________________

John Arnold, Jr. (865) 824-3050
____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01           Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated March 29, 2018, of BDO USA, LLP, which report sets forth the findings and conclusions, as applicable, of BDO USA, LLP with respect to certain agreed-upon procedures performed by BDO USA, LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Educational Services of America, Inc. (depositor)

By:	/s/ John Arnold, Jr.
Name: John Arnold, Jr.
Title: President and Chief Executive Officer
(Senior Officer in Charge of Securitization)

Dated: April 2, 2018

EXHIBIT INDEX

Exhibit No.	Description

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 29, 2018, of BDO USA, LLP.